Organization and Principal Activities (Details) - USD ($)		12 Months Ended
	Sep. 16, 2025	Jul. 31, 2026	Jul. 31, 2025	Mar. 01, 2026
Organization and Principal Activities [Line Items]
Issued shares, shares		3,266,276	464,401
Acquisition merger		$ 350,000,000
DRC [Member]
Organization and Principal Activities [Line Items]
Subsidiary, ownership percentage, parent				100.00%
Issued shares, shares	100